SUBSIDIARIES INCLUDED IN THE CONSOLIDATED FINANCIAL STATEMENTS (Details)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Statement of operations			2012		2011
Land Marine S.A. [Member]
Nature / Vessel Name	Dissolved	[1]	Dissolved	[1]	Dissolved	[1]
Statement of operations	—		—		—
Rider Marine S.A. [Member]
Nature / Vessel Name	Dissolved	[2]	Dissolved	[2]	Dissolved	[2]
Statement of operations	—		—		—
Ostria Waves Ltd. [Member]
Nature / Vessel Name	Dissolved	[3]	Dissolved	[3]	Dissolved	[3]
Statement of operations	—		—		—
Altius Marine S.A. [Member]
Entity Incorporation, State Country Name			Marshall Islands
Nature / Vessel Name	Dissolved	[4]	Dissolved	[4]	Dissolved	[4]
Statement of operations	—	[4]	—	[4]	1/1/2011 — 12/22/2011	[4]
Fortius Marine S.A. [Member]
Entity Incorporation, State Country Name			Marshall Islands
Nature / Vessel Name	Dissolved	[4]	Dissolved	[4]	Dissolved	[4]
Statement of operations	—	[4]	—	[4]	1/1/2011 — 12/22/2011	[4]
Ermina Marine Ltd. [Member]
Entity Incorporation, State Country Name			Marshall Islands
Nature / Vessel Name	Dissolved	[5]	Dissolved	[5]	Dissolved	[5]
Statement of operations	—	[5]	—	[5]	—	[5]
Chinook Waves Corporation [Member]
Entity Incorporation, State Country Name			Marshall Islands
Nature / Vessel Name	Dissolved	[6]	Dissolved	[6]	Dissolved	[6]
Statement of operations	—	[6]	—	[6]	—	[6]
Compass Overseas Ltd. [Member]
Entity Incorporation, State Country Name	Bermuda		Bermuda		Bermuda
Nature / Vessel Name	Vessel owning company	[7]	Vessel owning company	[7]	Vessel owning company	[7]
Statement of operations	—		1/1/2012 — 1/31/2012		1/1/2011 — 12/31/2011
Compassion Overseas Ltd. [Member]
Entity Incorporation, State Country Name	Bermuda		Bermuda		Bermuda
Nature / Vessel Name	Vessel owning company	[7]	Vessel owning company	[7]	Vessel owning company	[7]
Statement of operations	—		1/1/2012 — 1/31/2012		1/1/2011 — 12/31/2011
Australia Holdings Ltd. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name	Vessel owning company	[8]	Vessel owning company	[8]	Vessel owning company	[8]
Statement of operations	—		1/1/2012 — 1/31/2012		1/1/2011 — 12/31/2011
Brazil Holdings Ltd. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name	Vessel owning company	[9]	Vessel owning company	[9]	Vessel owning company	[9]
Statement of operations	—		1/1/2012 — 3/19/2012		1/1/2011 — 12/31/2011
China Holdings Ltd. [Member]
Entity Incorporation, State Country Name			Liberia
Nature / Vessel Name	Dissolved	[10]
Statement of operations	—	[10]	1/1/2012 — 2/11/2012	[10]	1/1/2011 — 12/31/2011	[10]
Curby Navigation Ltd. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name			Foreclosed	[11]
Statement of operations	—	[11]	1/1/2012 — 3/14/2012	[11]	6/13/2011 — 12/31/2011	[11]
NewLead Victoria Ltd. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name	M/V Newlead Victoria		M/V Newlead Victoria		M/V Newlead Victoria
Statement of operations	1/1/2013 — 12/31/2013		1/1/2012 — 12/31/2012		1/1/2011 — 12/31/2011
Grand Venetico Inc. [Member]
Entity Incorporation, State Country Name	Marshall Islands		Marshall Islands		Marshall Islands
Nature / Vessel Name	Vessel owning company	[12]	Vessel owning company	[12]	Vessel owning company	[12]
Statement of operations	—		1/1/2012 — 5/8/2012		1/1/2011 — 12/31/2011
Grand Oceanos Inc. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name	Vessel owning company	[13]	Vessel owning company	[13]	Vessel owning company	[13]
Statement of operations	—		1/1/2012 — 1/11/2012		1/1/2011 — 12/31/2011
Grand Rodosi Inc. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name	Revoked	[14]
Statement of operations	—		1/1/2012 — 2/7/2012		1/1/2011 — 12/31/2011
Challenger Enterprises Ltd. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name	Vessel owning company	[15]	Vessel owning company	[15]	Vessel owning company	[15]
Statement of operations	—		1/1/2012 — 7/19/2012		1/1/2011 — 12/31/2011
Crusader Enterprises Ltd. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name	Vessel owning company	[15]	Vessel owning company	[15]	Vessel owning company	[15]
Statement of operations	—		1/1/2012 — 7/27/2012		1/1/2011 — 12/31/2011
NewLead Shipping S.A. [Member]
Entity Incorporation, State Country Name	Panama		Panama		Panama
Nature / Vessel Name	Management company		Management company		Management company
Statement of operations	—		—		—
NewLead Bulkers S.A. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name	Management company		Management company		Management company
Statement of operations	—		—		—
Santa Ana Waves Corporation [Member]
Nature / Vessel Name	Dissolved	[16]	Dissolved	[16]	Dissolved	[16]
Statement of operations	—		—		—
Makassar Marine Ltd. [Member]
Nature / Vessel Name	Dissolved	[17]	Dissolved	[17]	Dissolved	[17]
Statement of operations	—		—		—
Seine Marine Ltd. [Member]
Nature / Vessel Name	Dissolved	[18]	Dissolved	[18]	Dissolved	[18]
Statement of operations	—		—		—
Vintage Marine S.A. [Member]
Nature / Vessel Name	Dissolved	[19]	Dissolved	[19]	Dissolved	[19]
Statement of operations	—		—		—
Jubilee Shipholding S.A. [Member]
Nature / Vessel Name	Dissolved	[19]	Dissolved	[19]	Dissolved	[19]
Statement of operations	—		—		—
Olympic Galaxy Shipping Ltd. [Member]
Nature / Vessel Name	Dissolved	[20]	Dissolved	[20]	Dissolved	[20]
Statement of operations	—		—		—
Dynamic Maritime Co. [Member]
Nature / Vessel Name	Dissolved	[20]	Dissolved	[20]	Dissolved	[20]
Statement of operations	—		—		—
AMT Management Ltd. [Member]
Entity Incorporation, State Country Name	Marshall Islands		Marshall Islands		Marshall Islands
Nature / Vessel Name	Management company		Management company		Management company
Statement of operations	—		—		—
Newlead Holdings (US) Corp. (ex Newlead Holdings (ex Aries Maritime) (US) LLC) [Member]
Entity Incorporation, State Country Name	Delaware		Delaware		Delaware, USA
Nature / Vessel Name	Operating company	[21]	Operating company	[21]	Operating company	[21]
Statement of operations	—		—		—
Abroad Consulting Ltd. [Member]
Nature / Vessel Name	Dissolved	[22]	Dissolved	[22]	Dissolved	[22]
Statement of operations	—		—		—
Leading Marine Consultants Inc. [Member]
Entity Incorporation, State Country Name			Marshall Islands
Nature / Vessel Name					Dissolved	[23]
Statement of operations	—		—		—
Ayasha Trading Corporation [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name					Foreclosed	[24]
Statement of operations	—		1/1/2012 — 2/24/2012		1/1/2011 — 12/31/2011
Bethune Properties S.A. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name					Foreclosed	[25]
Statement of operations	—		1/1/2012 — 2/24/2012		11/10/2011 — 12/31/2011
Grand Esmeralda Inc. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name	Vessel owning company	[26]	Vessel owning company	[26]	Vessel owning company	[26]
Statement of operations	—		1/1/2012 — 2/16/2012		1/1/2011 — 12/31/2011
Grand Markela Inc. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name	M/V Newlead Markela		M/V Newlead Markela		M/V Newlead Markela
Statement of operations	1/1/2013 — 12/31/2013		1/1/2012 — 12/31/2012		1/1/2011 — 12/31/2011
Grand Spartounta Inc. [Member]
Entity Incorporation, State Country Name	Marshall Islands		Marshall Islands		Marshall Islands
Nature / Vessel Name	Vessel owning company	[27]	Vessel owning company	[27]	Vessel owning company	[27]
Statement of operations	—		—		1/1/2011 — 9/13/2011
NewLead Progress Inc. [Member]
Entity Incorporation, State Country Name			Marshall Islands
Nature / Vessel Name					Dissolved	[28]
Statement of operations	—		—		—
NewLead Prosperity Inc. [Member]
Entity Incorporation, State Country Name	Marshall Islands		Marshall Islands		Marshall Islands
Nature / Vessel Name	Vessel owning company	[27]	Vessel owning company	[27]	Vessel owning company	[27]
Statement of operations	—		—		1/1/2011 — 9/20/2011
Grand Affection S.A. [Member]
Entity Incorporation, State Country Name	Marshall Islands		Marshall Islands		Marshall Islands
Nature / Vessel Name	Vessel Owning Company	[29]	Vessel Owning Company	[29]	Vessel owning company	[29]
Statement of operations	—		1/1/2012 — 3/26/2012		7/28/2011 — 12/31/2011
Grand Affinity S.A. [Member]
Entity Incorporation, State Country Name	Marshall Islands		Marshall Islands		Marshall Islands
Nature / Vessel Name	Hull owing company	[30]	Hull owing company	[30]	Hull owing company	[30]
Statement of operations	—		—		—
NewLead Stride Inc. [Member]
Nature / Vessel Name	Dissolved	[20]	Dissolved	[20]	Dissolved	[20]
Statement of operations	—		—		—
Grand Victoria Pte Ltd. [Member]
Entity Incorporation, State Country Name	Singapore		Singapore		Singapore
Nature / Vessel Name	Dormant company		Dormant company		Dormant company
Statement of operations	—		—		—
NewLead Bulker Holdings Inc. [Member]
Entity Incorporation, State Country Name	Marshall Islands		Marshall Islands		Marshall Islands
Nature / Vessel Name	Sub-holding company		Sub-holding company		Sub-holding company
Statement of operations	—		—		—
NewLead Tanker Holdings Inc. [Member]
Entity Incorporation, State Country Name			Marshall Islands
Nature / Vessel Name					Dissolved	[28]
Statement of operations	—		—		—
Mote Shipping Ltd. [Member]
Nature / Vessel Name	Dissolved	[20]	Dissolved	[20]	Dissolved	[20]
Statement of operations	—		—		—
Statesman Shipping Ltd. [Member]
Nature / Vessel Name	Dissolved	[31]	Dissolved	[31]	Dissolved	[31]
Statement of operations	—		—		—
Trans Continent Navigation Ltd. [Member]
Entity Incorporation, State Country Name	Malta		Malta		Malta
Nature / Vessel Name	Dormant company		Dormant company		Dormant company
Statement of operations	—		—		—
Trans State Navigation Ltd. [Member]
Entity Incorporation, State Country Name	Malta		Malta		Malta
Nature / Vessel Name	Dormant company		Dormant company		Dormant company
Statement of operations	—		—		—
Bora Limited [Member]
Entity Incorporation, State Country Name	British Virgin Islands		British Virgin Islands		British Virgin Islands
Nature / Vessel Name	Dormant Company		Dormant Company		Dormant Company
Statement of operations	—		—		—
NewLead Trading Inc. [Member]
Entity Incorporation, State Country Name	Liberia		Liberia		Liberia
Nature / Vessel Name					Revoked	[32]
Statement of operations	—		—		—
NewLead JMEG LLC [Member]
Entity Incorporation, State Country Name	Delaware		Delaware		Delaware, USA
Nature / Vessel Name	Trading company	[33]	Trading company	[33]	Trading company	[33]
Statement of operations	—		—		—
NewLeadjmeg Inc. [Member]
Entity Incorporation, State Country Name	Marshall Islands		Marshall Islands		Marshall Islands
Nature / Vessel Name	Dormant company	[34]	Dormant company	[34]	Dormant company	[34]
Statement of operations	—		—		—
NewLead Mojave Holdings LLC. [Member]
Entity Incorporation, State Country Name	Delaware		Delaware		Delaware, USA
Nature / Vessel Name	Operating company	[35]	Operating company	[35]	Operating company	[35]
Statement of operations	—		—		—
Ocean Hope Shipping Ltd. [Member]
Entity Incorporation, State Country Name	Malta		Malta		Malta
Nature / Vessel Name	Dormant company		Dormant company		Dormant company
Statement of operations	—		—		—
Mines Investments Corp. [Member]
Entity Incorporation, State Country Name	Marshall Islands		Marshall Islands		Marshall Islands
Nature / Vessel Name	Coal operating company	[36]	Coal operating company	[36]	Coal operating company	[36]
Statement of operations	2/12/2013 — 12/31/2013		—		—
Mine Investments LLC [Member]
Entity Incorporation, State Country Name	Delaware		Delaware		Delaware, USA
Nature / Vessel Name	Coal operating company	[37]	Coal operating company	[37]	Coal operating company	[37]
Statement of operations	2/15/2013 — 12/31/2013		—		—
Five Mile Investment LLC [Member]
Entity Incorporation, State Country Name	Delaware		Delaware		Delaware, USA
Nature / Vessel Name	Coal operating company	[37]	Coal operating company	[37]	Coal operating company	[37]
Statement of operations	2/15/2013 — 12/31/2013		—		—
Elk Valley Investment LLC [Member]
Entity Incorporation, State Country Name	Delaware		Delaware		Delaware, USA
Nature / Vessel Name	Coal operating company	[37]	Coal operating company	[37]	Coal operating company	[37]
Statement of operations	2/15/2013 — 12/31/2013		—		—
Viking Acquisition Group LLC [Member]
Entity Incorporation, State Country Name	Kentucky		Kentucky		Kentucky, USA
Nature / Vessel Name	Coal operating company	[38]	Coal operating company	[38]	Coal operating company	[38]
Statement of operations	9/13/2013 — 12/31/2013		—		—
Coal Essence Mine LLC [Member]
Entity Incorporation, State Country Name	Kentucky		Kentucky		Kentucky, USA
Nature / Vessel Name	Coal operating company	[39]	Coal operating company	[39]	Coal operating company	[39]
Statement of operations	12/10/2013 — 12/31/2013		—		—
Coal Essence Prep Plant LLC [Member]
Entity Incorporation, State Country Name	Kentucky		Kentucky		Kentucky, USA
Nature / Vessel Name	Coal operating company	[40]	Coal operating company	[40]	Coal operating company	[40]
Statement of operations	12/5/2013 — 12/31/2013		—		—
Viking Prep Plant LLC [Member]
Entity Incorporation, State Country Name	Kentucky		Kentucky		Kentucky, USA
Nature / Vessel Name	Coal operating company	[41]	Coal operating company	[41]	Coal operating company	[41]
Statement of operations	12/9/2013 — 12/31/2013		—		—

[1]	M/T High Land was sold and delivered to its new owners on September 15, 2010. The shipowning company was dissolved on September 21, 2011.
[2]	M/T High Rider was sold and delivered to its new owners on April 22, 2010. The shipowning company was dissolved on September 21, 2011.
[3]	M/T Ostria was sold and delivered to its new owners on September 7, 2010. The shipowning company was dissolved on September 21, 2011.
[4]	M/T Newlead Avra and M/T Newlead Fortune were sold and delivered to their new owners on December 22, 2011. The shipowning company was dissolved on September 2, 2013.
[5]	M/T Nordanvind was sold and delivered to its new owners on September 7, 2010. The shipowning company was dissolved on January 13, 2013.
[6]	M/T Chinook was sold and delivered to its new owners on April 15, 2010. The shipowning company was dissolved on January 13, 2013.
[7]	M/T Newlead Compass and M/T Newlead Compassion were sold and delivered to their new owners on January 31, 2012.
[8]	M/V Australia was delivered to its owner (an affiliate of Lemissoler Maritime Company W.L.L.) on January 31, 2012.
[9]	M/V Brazil was delivered to its owner (an affiliate of Lemissoler Maritime Company W.L.L.) on March 19, 2012.
[10]	M/V China was delivered to its owner (an affiliate of Lemissoler Maritime Company W.L.L.) on February 11, 2012. The shipowning company was dissolved on November 1, 2013.
[11]	On March 14, 2012, the lessor foreclosed on M/V Newlead Endurance. Newlead Bulkers had the commercial, technical and operational management of the vessel until March 31, 2012.
[12]	M/V Newlead Venetico was sold and delivered to its new owners on May 8, 2012.
[13]	M/V Grand Ocean was sold and delivered to its new owners on January 11, 2012.
[14]	M/V Grand Rodosi was delivered to its owner (an affiliate of Lemissoler Maritime Company W.L.L.) on February 7, 2012. The shipowning company was revoked on October 15, 2013 and is expected to be dissolved.
[15]	M/T Hiona and M/T Hiotissa were sold and delivered to their new owners on July 19, 2012 and July 27, 2012, respectively. After these dates, Newlead Shipping continued to have part of the commercial, technical and operational management of these vessels. On February 25, 2013, the Company received notices of redelivery and termination, which were effected during June 2013, pursuant to the terms of the management agreements governing such services.
[16]	The company was dissolved on November 9, 2010.
[17]	M/V Saronikos Bridge was sold and delivered to its new owners on January 7, 2010. The shipowning company was dissolved on July 28, 2011.
[18]	M/V MSC Seine was sold and delivered to its new owners on January 20, 2010. The shipowning company was dissolved on July 28, 2011.
[19]	These shipowning companies were dissolved on September 21, 2011.
[20]	Olympic Galaxy Shipping Ltd. and Dynamic Maritime Co. were dissolved on July 28, 2011. Newlead Stride Inc. was dissolved on November 22, 2011. Mote Shipping Ltd. was dissolved on August 5, 2011.
[21]	The Company controls 52% of NewLead Holdings (US) Corp. through NewLead Mojave Holdings LLC.
[22]	The company was dissolved on June 15, 2010.
[23]	The company was dissolved on September 2, 2013.
[24]	On February 24, 2012, the lender foreclosed on the shares of Ayasha Trading Corporation (owner of M/V Newlead Tomi). Newlead Bulkers had the commercial, technical and operational management of the vessel until April 18, 2012.
[25]	On February 24, 2012, the lender foreclosed on the shares of Bethune Properties S.A. (owner of M/V Newlead Gujarat). Newlead Bulkers had the commercial, technical and operational management of the vessel until May 21, 2012.
[26]	M/V Newlead Esmeralda was sold and delivered to its new owners on February 16, 2012.
[27]	M/V Newlead Spartounta and M/V Newlead Prosperity were sold and delivered to their new owners on September 13, 2011 and September 20, 2011, respectively.
[28]	The company was dissolved on January 14, 2013.
[29]	On July 28, 2011, Hull 4023, named Navios Serenity, was delivered from a Korean shipyard. On March 26, 2012, M/V Navios Serenity was sold and delivered to its new owners. The shipowning company was dissolved on January 15, 2014.
[30]	On May 22, 2012, the Shipbuilding Contract for Hull 4029 with SPP Shipbuilding Co. Ltd.was terminated. The shipowning company was dissolved on January 15, 2014.
[31]	The company was dissolved on August 5, 2011.
[32]	Newlead Trading Inc. was established on July 1, 2011 as a joint venture between the Company and a third party. The Company owns 50% of the shares of Newlead Trading Inc. No operations have taken place by this entity. The company was revoked on April 15, 2013 and is expected to be dissolved.
[33]	New Lead JMEG LLC was established on April 11, 2012 as a joint venture between the Company and J Mining & Energy Group. During December 2013, the Company acquired the remaining 50% of the joint venture from J Mining & Energy Group.
[34]	Newleadjmeg Inc. was established on February 23, 2012. The Company owns 50% of the shares of Newleadjmeg Inc. No transactions have taken place by this entity.
[35]	NewLead Mojave Holdings LLC was established on April 30, 2012. The Company controls 52% of NewLead Mojave Holdings LLC and is entitled to and is liable for the total net assets of NewLead Mojave Holdings LLC according to this percentage of control.
[36]	The company was established on February 12, 2013, for operation of coal business.
[37]	The companies were established on February 15, 2013, for operation of coal business.
[38]	The company was acquired on September 13, 2013 (see Note 5).
[39]	The company was established on December 10, 2013, for operation of coal business.
[40]	The company was established on December 5, 2013, for operation of coal business.
[41]	The company was acquired on December 9, 2013 (see Note 5).